Annual Total Returns- JPMorgan SmartRetirement 2050 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2050 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.02%)	18.00%	22.76%	7.55%	(1.79%)	6.47%	21.80%	(10.04%)	24.52%	15.12%